Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates		Additions to goodwill		Segment assets		Segment liabilities
	2018	2017	2018	2017	2018	2017	2018	2017
Insurance and Reinsurance
Northbridge	136.9	218.6	—	1.1	4,205.7	4,527.2	2,706.0	2,804.6
Odyssey Group	443.2	355.7	—	—	12,077.8	11,316.1	7,887.7	7,248.4
Crum & Forster	260.6	263.2	—	—	6,217.4	6,290.6	4,617.9	4,651.1
Zenith National	149.3	162.9	—	—	2,543.0	2,586.8	1,612.8	1,653.8
Brit	266.9	231.4	—	—	7,543.4	7,480.1	5,947.6	5,930.1
Allied World(1)	310.0	210.5	—	937.9	14,530.7	14,584.4	10,911.7	10,937.2
Fairfax Asia	91.6	100.9	(0.3)	(24.2)	1,813.4	1,930.7	692.4	674.5
Other	115.9	92.0	3.7	19.6	4,353.4	4,321.3	3,285.9	3,223.5
Operating companies	1,774.4	1,635.2	3.4	934.4	53,284.8	53,037.2	37,662.0	37,123.2
Run-off	273.4	252.0	—	—	5,529.1	5,207.2	3,934.3	3,456.5
Other	2,523.3	1,250.8	133.0	277.9	9,424.7	8,684.0	3,361.2	3,245.8
Corporate and Other and eliminations and adjustments	291.9	518.3	—	—	(3,866.5)	(2,838.3)	2,049.4	1,852.6
Consolidated	4,863.0	3,656.3	136.4	1,212.3	64,372.1	64,090.1	47,006.9	45,678.1

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2018

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,316.0	3,269.4	2,305.7	800.3	2,221.3	3,355.2	384.5	1,725.2	15,377.6	150.7	—	—	—	15,528.3
Intercompany	6.0	59.2	57.4	—	17.8	13.7	1.1	67.7	222.9	268.2	—	—	(491.1)	—
	1,322.0	3,328.6	2,363.1	800.3	2,239.1	3,368.9	385.6	1,792.9	15,600.5	418.9	—	—	(491.1)	15,528.3
Net premiums written	1,173.6	2,897.8	1,977.8	789.2	1,494.2	2,368.8	191.9	1,124.2	12,017.5	413.5	—	—	—	12,431.0
Net premiums earned
External	1,125.4	2,736.4	1,939.6	806.6	1,645.8	2,318.3	195.6	1,141.2	11,908.9	157.1	—	—	—	12,066.0
Intercompany	(6.2)	19.0	21.3	(2.3)	(166.1)	(31.5)	(6.1)	(75.6)	(247.5)	247.5	—	—	—	—
	1,119.2	2,755.4	1,960.9	804.3	1,479.7	2,286.8	189.5	1,065.6	11,661.4	404.6	—	—	—	12,066.0
Underwriting expenses(1)	(1,072.2)	(2,574.3)	(1,928.3)	(664.1)	(1,556.7)	(2,243.9)	(189.1)	(1,114.5)	(11,343.1)	(647.0)	—	—	—	(11,990.1)
Underwriting profit (loss)	47.0	181.1	32.6	140.2	(77.0)	42.9	0.4	(48.9)	318.3	(242.4)	—	—	—	75.9
Interest income	72.2	155.5	73.2	36.9	64.5	140.6	16.4	61.7	621.0	45.3	43.4	39.8	(5.6)	743.9
Dividends	10.2	15.6	4.9	3.5	3.6	11.3	7.8	3.5	60.4	9.8	10.0	1.3	—	81.5
Investment expenses	(15.4)	(31.2)	(13.5)	(8.1)	(12.8)	(34.7)	(3.1)	(18.5)	(137.3)	(11.4)	(40.6)	(3.3)	150.7	(41.9)
Interest and dividends	67.0	139.9	64.6	32.3	55.3	117.2	21.1	46.7	544.1	43.7	12.8	37.8	145.1	783.5
Share of profit (loss) of associates	6.3	65.8	4.1	4.4	5.3	(3.8)	(5.1)	16.7	93.7	0.8	109.4	17.2	—	221.1
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,434.2	—	—	4,434.2
Expenses	—	—	—	—	—	—	—	—	—	—	(4,176.1)	—	5.6	(4,170.5)
	—	—	—	—	—	—	—	—	—	—	258.1	—	5.6	263.7
Operating income (loss)	120.3	386.8	101.3	176.9	(16.4)	156.3	16.4	14.5	956.1	(197.9)	380.3	55.0	150.7	1,344.2
Net gains (losses) on investments	(55.6)	(111.4)	(144.2)	(57.6)	(63.1)	(66.9)	(71.7)	45.8	(524.7)	(107.6)	900.4	(15.2)	—	252.9
Loss on repurchase of long term debt (note 15)	—	—	—		—	—	—	—	—	—	—	(58.9)	—	(58.9)
Interest expense	—	(4.1)	(2.2)	(3.3)	(14.2)	(26.2)	—	(5.6)	(55.6)	—	(94.1)	(197.4)	—	(347.1)
Corporate overhead	(6.6)	(23.3)	(24.1)	(8.2)	(14.0)	(67.6)	(10.3)	(21.9)	(176.0)	—	—	(2.3)	(150.7)	(329.0)
Pre-tax income (loss)	58.1	248.0	(69.2)	107.8	(107.7)	(4.4)	(65.6)	32.8	199.8	(305.5)	1,186.6	(218.8)	—	862.1
Income taxes														(44.2)
Net earnings														817.9

Attributable to:
Shareholders of Fairfax														376.0
Non-controlling interests														441.9
														817.9

(1)
Underwriting expenses for the year ended December 31, 2018 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	802.7	2,061.5	1,244.7	453.4	982.6	1,739.9	138.0	687.4	8,110.2
Commissions	184.5	588.7	304.2	84.2	456.8	207.8	19.9	177.6	2,023.7
Premium acquisition costs and other underwriting expenses	191.7	269.8	383.3	211.8	216.6	392.8	55.6	276.6	1,998.2
Underwriting expenses - accident year	1,178.9	2,920.0	1,932.2	749.4	1,656.0	2,340.5	213.5	1,141.6	12,132.1
Net favourable claims reserve development	(106.7)	(345.7)	(3.9)	(85.3)	(99.3)	(96.6)	(24.4)	(27.1)	(789.0)
Underwriting expenses - calendar year	1,072.2	2,574.3	1,928.3	664.1	1,556.7	2,243.9	189.1	1,114.5	11,343.1

2017

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World(1)	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,180.4	2,725.7	2,120.0	849.0	2,048.1	1,447.6	667.9	1,160.4	12,199.1	8.4	—	—	—	12,207.5
Intercompany	6.6	57.4	54.5	—	8.9	—	2.5	83.9	213.8	—	—	—	(213.8)	—
	1,187.0	2,783.1	2,174.5	849.0	2,057.0	1,447.6	670.4	1,244.3	12,412.9	8.4	—	—	(213.8)	12,207.5
Net premiums written	1,064.9	2,495.9	1,863.4	837.4	1,530.9	991.9	327.5	863.3	9,975.2	8.3	—	—	—	9,983.5
Net premiums earned
External	1,023.7	2,318.3	1,822.1	814.1	1,537.3	1,041.3	369.3	775.2	9,701.3	20.1	—	—	—	9,721.4
Intercompany	(4.0)	15.1	30.7	(2.5)	(0.4)	(12.6)	(41.7)	15.4	—	—	—	—	—	—
	1,019.7	2,333.4	1,852.8	811.6	1,536.9	1,028.7	327.6	790.6	9,701.3	20.1	—	—	—	9,721.4
Underwriting expenses(2)	(1,010.7)	(2,273.4)	(1,849.6)	(694.4)	(1,738.8)	(1,615.3)	(289.4)	(871.2)	(10,342.8)	(227.5)	—	—	—	(10,570.3)
Underwriting profit (loss)	9.0	60.0	3.2	117.2	(201.9)	(586.6)	38.2	(80.6)	(641.5)	(207.4)	—	—	—	(848.9)
Interest income	56.1	131.0	53.4	26.8	41.9	76.8	31.3	38.7	456.0	37.2	29.7	(8.3)	—	514.6
Dividends	9.5	15.6	3.4	3.8	3.7	2.2	3.2	11.8	53.2	4.6	9.1	6.3	—	73.2
Investment expenses	(11.5)	(21.7)	(23.0)	(7.2)	(13.0)	(13.1)	(5.4)	(12.0)	(106.9)	(12.9)	(143.7)	(2.1)	236.8	(28.8)
Interest and dividends	54.1	124.9	33.8	23.4	32.6	65.9	29.1	38.5	402.3	28.9	(104.9)	(4.1)	236.8	559.0
Share of profit (loss) of associates	3.2	7.2	(1.1)	(9.8)	9.2	(17.6)	29.4	3.0	23.5	(6.1)	55.4	127.7	—	200.5
Other
Revenue	—	—	—	—	—	—	—	—	—	—	3,257.6	—	—	3,257.6
Expenses	—	—	—	—	—	—	—	—	—	—	(2,996.0)	—	—	(2,996.0)
	—	—	—	—	—	—	—	—	—	—	261.6	—	—	261.6
Operating income (loss)	66.3	192.1	35.9	130.8	(160.1)	(538.3)	96.7	(39.1)	(215.7)	(184.6)	212.1	123.6	236.8	172.2
Net gains (losses) on investments	44.8	253.1	27.9	26.6	79.0	(26.5)	1,083.9	69.5	1,558.3	73.3	7.2	(171.3)	—	1,467.5
Gain on sale of subsidiary (note 23)	—	—	—	—	—	—	1,018.6	—	1,018.6	—	—	—	—	1,018.6
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(28.6)	—	(28.6)
Interest expense	—	(3.3)	(1.8)	(3.3)	(12.5)	(15.6)	—	(4.8)	(41.3)	—	(65.8)	(224.1)	—	(331.2)
Corporate overhead	(8.7)	(27.4)	(25.4)	(8.2)	(9.2)	(27.9)	(2.6)	(22.2)	(131.6)	—	—	93.1	(236.8)	(275.3)
Pre-tax income (loss)	102.4	414.5	36.6	145.9	(102.8)	(608.3)	2,196.6	3.4	2,188.3	(111.3)	153.5	(207.3)	—	2,023.2
Income taxes														(408.3)
Net earnings														1,614.9

Attributable to:
Shareholders of Fairfax														1,740.6
Non-controlling interests														(125.7)
														1,614.9

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.

(2)
Underwriting expenses for the year ended December 31, 2017 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	760.1	1,827.7	1,209.8	477.9	1,117.8	1,293.1	263.1	563.8	7,513.3
Commissions	164.5	492.5	292.4	83.5	424.8	32.6	4.7	148.4	1,643.4
Premium acquisition costs and other underwriting expenses	179.6	241.3	357.6	209.4	205.7	217.7	73.9	192.6	1,677.8
Underwriting expenses - accident year	1,104.2	2,561.5	1,859.8	770.8	1,748.3	1,543.4	341.7	904.8	10,834.5
Net (favourable) adverse claims reserve development	(93.5)	(288.1)	(10.2)	(76.4)	(9.5)	71.9	(52.3)	(33.6)	(491.7)
Underwriting expenses - calendar year	1,010.7	2,273.4	1,849.6	694.4	1,738.8	1,615.3	289.4	871.2	10,342.8
Revenue and expenses of the Other reporting segment were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Revenue	2,013.4	1,441.7	430.3	336.0	1,202.4	1,009.6	788.1	470.3	4,434.2	3,257.6
Expenses	(1,890.7)	(1,322.5)	(403.3)	(315.9)	(1,184.1)	(953.1)	(698.0)	(404.5)	(4,176.1)	(2,996.0)
Pre-tax income before interest expense and other	122.7	119.2	27.0	20.1	18.3	56.5	90.1	65.8	258.1	261.6

(1)	These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.

(2)
These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Indian GAAP, and acquisition accounting adjustments. Upon adopting IFRS 15 on January 1, 2018 Thomas Cook India began reporting revenue on a principal basis for certain of its travel related businesses which were previously reported on an agency basis under IAS 18 as described in note 3. This revenue recognition change increased Thomas Cook India's reported revenue and cost of sales by $770.1 for the year ended December 31, 2018, with no impact on net earnings.

Schedule of net premiums earned by product line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Net premiums earned - Insurance and Reinsurance
Northbridge	490.3	449.1	523.2	474.4	105.7	96.2	1,119.2	1,019.7
Odyssey Group	1,398.3	1,206.0	1,099.2	901.5	257.9	225.9	2,755.4	2,333.4
Crum & Forster	253.9	238.9	1,623.6	1,518.0	83.4	95.9	1,960.9	1,852.8
Zenith National	35.5	32.1	768.8	779.5	—	—	804.3	811.6
Brit	490.7	427.1	618.5	755.7	370.5	354.1	1,479.7	1,536.9
Allied World(1)	794.5	360.9	1,362.4	607.4	129.9	60.4	2,286.8	1,028.7
Fairfax Asia	75.7	65.6	93.0	219.2	20.8	42.8	189.5	327.6
Other	564.9	405.9	308.5	221.9	192.2	162.8	1,065.6	790.6
Operating companies	4,103.8	3,185.6	6,397.2	5,477.6	1,160.4	1,038.1	11,661.4	9,701.3
Run-off	—	—	389.1	22.9	15.5	(2.8)	404.6	20.1
Consolidated net premiums earned	4,103.8	3,185.6	6,786.3	5,500.5	1,175.9	1,035.3	12,066.0	9,721.4
Interest and dividends							783.5	559.0
Share of profit of associates							221.1	200.5
Net gains on investments							252.9	1,467.5
Gain on sale of subsidiary (note 23)							—	1,018.6
Other							4,434.2	3,257.6
Consolidated income							17,757.7	16,224.6

Allocation of net premiums earned	34.0%	32.8%	56.3%	56.6%	9.7%	10.6%

(1)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.

Disclosure of geographical regions
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Net premiums earned - Insurance and Reinsurance
Northbridge	1,108.2	1,007.2	11.0	12.5	—	—	—	—	1,119.2	1,019.7
Odyssey Group	70.2	76.8	1,858.0	1,539.2	319.8	247.2	507.4	470.2	2,755.4	2,333.4
Crum & Forster	—	—	1,958.0	1,852.6	—	—	2.9	0.2	1,960.9	1,852.8
Zenith National	—	—	804.3	811.6	—	—	—	—	804.3	811.6
Brit	95.3	83.1	1,073.7	1,036.5	57.9	60.3	252.8	357.0	1,479.7	1,536.9
Allied World(3)	28.2	20.5	1,671.9	773.7	254.9	88.2	331.8	146.3	2,286.8	1,028.7
Fairfax Asia	—	0.1	—	—	189.5	319.0	—	8.5	189.5	327.6
Other	5.0	9.1	83.6	98.9	94.9	108.0	882.1	574.6	1,065.6	790.6
Operating companies	1,306.9	1,196.8	7,460.5	6,125.0	917.0	822.7	1,977.0	1,556.8	11,661.4	9,701.3
Run-off	—	—	6.3	23.7	—	—	398.3	(3.6)	404.6	20.1
Consolidated net premiums earned	1,306.9	1,196.8	7,466.8	6,148.7	917.0	822.7	2,375.3	1,553.2	12,066.0	9,721.4
Interest and dividends									783.5	559.0
Share of profit of associates									221.1	200.5
Net gains on investments									252.9	1,467.5
Gain on sale of subsidiary (note 23)									—	1,018.6
Other									4,434.2	3,257.6
Consolidated income									17,757.7	16,224.6

Allocation of net premiums earned	10.8%	12.3%	61.9%	63.2%	7.6%	8.5%	19.7%	16.0%

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

(3)	Allied World is included in the company's consolidated financial reporting with effect from July 6, 2017.